UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    January 27, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $1,116,823

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ACTIVISION BLIZZARD INC 	COM	00507V109	1189	107000	SH		SOLE		107000	0	0
ALTERA CORP			COM	021441100	1233	54500	SH		SOLE		54500	0	0
AMAZON COM INC			COM	023135106	16626	123592	SH		SOLE		123592	0	0
ANCESTRY.COM INC		COM	032803108	4203	300000	SH		SOLE		300000	0	0
APPLE COMPUTER INC		COM	037833100	76517	363103	SH		SOLE		363103	0	0
APPLIED MATLS INC		COM	038222105	34811	2497220 SH		SOLE		2497220 0	0
ATHEROS COMMUNICATIONS INC	COM	04743P108	7051	205935	SH		SOLE		205935	0	0
BEL FUSE INC CL B		CL B	077347300	223	10400	SH		SOLE		10400	0	0
BLUE COAT SYST			COM NEW 09534T508	11951	418760	SH		SOLE		418760	0	0
BROADCOM CORP CLASS A		CL A	111320107	54248	1723800 SH		SOLE		1723800 0	0
CANADIAN SOLAR INC		COM	136635109	24564	852329	SH		SOLE		852329	0	0
CAVIUM NETWORKS INC		COM	14965A101	9170	384795	SH		SOLE		384795	0	0
BUNGE LTD			COM	G16962105	753	11800	SH		SOLE		11800	0	0
CISCO SYS INC			COM	17275R102	41177	1720000 SH		SOLE		1720000 0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	1238	27300	SH		SOLE		27300	0	0
COMMVAULT SYSTEMS INC		COM	204166102	1379	58200	SH		SOLE		58200	0	0
CORNING INC			COM	219350105	43841	2270400 SH		SOLE		2270400 0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	18756	261014	SH		SOLE		261014	0	0
DOLBY LABORATORIES INC CL A	COM	25659T107	13797	289068	SH		SOLE		289068	0	0
F5 NETWORKS INC 		COM	315616102	16085	303655	SH		SOLE		303655	0	0
FINISAR CORP			COM NEW 31787A507	9470	1061681 SH		SOLE		1061681 0	0
GOOGLE INC			CL A	38259P508	31018	50030	SH		SOLE		50030	0	0
HUTCHINSON TECHNOLOGY INC	COM	448407106	8916	869000	SH		SOLE		869000	0	0
IXIA				COM	45071R109	752	101000	SH		SOLE		101000	0	0
INTEL CORP			COM	458140100	48001	2353000 SH		SOLE		2353000 0	0
JDS UNIPHASE CORP		COM PAR 46612J507	988	119800	SH		SOLE		119800	0	0
LEXMARK INTERNATIONAL INC	CL A	529771107	31888	1227420 SH		SOLE		1227420 0	0
MERCADOLIBRE INC		COM	58733R102	47088	907803	SH		SOLE		907803	0	0
MARVELL TECH GP 		COM	G5876H105	50008	2410000 SH		SOLE		2410000 0	0
MICROSOFT CORP			COM	594918104	46011	1509555 SH		SOLE		1509555 0	0
NETFLIX INC			COM	64110L106	42342	768600	SH		SOLE		768600	0	0
NETEASE COM INC ADR		SP ADR	64110W102	3762	100000	SH		SOLE		100000	0	0
NETGEAR INC			COM	64111Q104	21702	1000549 SH		SOLE		1000549 0	0
OPENTABLE INC			COM	68372A104	147	5763	SH		SOLE		5763	0	0
OPNEXT INC			COM	68375V105	455	239259	SH		SOLE		239259	0	0
PMC SIERRA INC			COM	69344F106	25430	2936500 SH		SOLE		2936500 0	0
POLYCOM INC			COM	73172K104	10548	422443	SH		SOLE		422443	0	0
QUALCOMM INC			COM	747525103	11565	250000	SH		SOLE		250000	0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	7405	140752	SH		SOLE		140752	0	0
SILICON LABORATORIES INC	COM	826919102	13948	288293	SH		SOLE		288293	0	0
SUCCESSFACTORS INC		COM	864596101	7252	437400	SH		SOLE		437400	0	0
SUNTECH POWER (GFR LISTING)	ADR	86800C104	15123	909400	SH		SOLE		909400	0	0
T-HQ INC			COM	872443403	4887	969680	SH		SOLE		969680	0	0
TRIDENT MICROSYSTEMS		COM	895919108	11390	6123865 SH		SOLE		6123865 0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	12146	982660	SH		SOLE		982660	0	0
VARIAN SEMICONDUCTOR EQUIPTME	COM	922207105	29949	834700	SH		SOLE		834700	0	0
WESTERN DIGITAL CORP		COM	958102105	97616	2211000 SH		SOLE		2211000 0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	3722	436309	SH		SOLE		436309	0	0
ZORAN CORP			COM	98975F101	9970	902259	SH		SOLE		902259	0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	18505	45000	SH		SOLE		45000	0	0
INFOSYS TECHNOLOGY LTD INR5 ORDSSPONSORE456788108	1050	19000	SH		SOLE		19000	0	0
AIXTRON AG (GFR LISTING)	SPONSORE009606104	7648	228090	SH		SOLE		228090	0	0
ASML HOLDING NV 		NY REG SN07059186	24535	719700	SH		SOLE		719700	0	0
TRINA SOLAR LTD 		SPON ADR89628E104	27225	504440	SH		SOLE		504440	0	0
YINGLI GREEN ENERGY HOLDING	ADR	98584B103	14460	914600	SH		SOLE		914600	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	8441	214010	SH		SOLE		214010	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	14015	729567	SH		SOLE		729567	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	18633	503316	SH		SOLE		503316	0	0